Background, Organization, and Summary of Significant Accounting Policies - Other Income (Deductions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income (deductions)
Interest income	$ 5,113	$ 4,015	$ 6,356
Equity AFUDC	0	4,724	4,161
Total other income (deductions)	(3,499)	(6,789)	10,085
Southwest Gas Corporation
Other income (deductions)
Total other income (deductions)	(4,559)	(6,590)	9,517
Corporate and administrative
Other income (deductions)
Total other income (deductions)	(7)	8	102
Natural Gas Distribution
Other income (deductions)
Interest income	5,113	4,015	6,356
Natural Gas Distribution | Operating Segments | Southwest Gas Corporation
Other income (deductions)
Change in COLI policies	8,800	9,200	17,400
Interest income	5,113	4,015	6,356
Equity AFUDC	0	4,724	4,161
Other components of net periodic benefit cost	(14,021)	(20,022)	(15,059)
Miscellaneous income and (expense)	(4,451)	(4,507)	(3,341)
Total other income (deductions)	(4,559)	(6,590)	9,517
Utility Infrastructure Services
Other income (deductions)
Interest income	0	0	0
Utility Infrastructure Services | Operating Segments | Centuri
Other income (deductions)
Miscellaneous income and (expense)	863	(271)	(519)
Foreign transaction gain (loss)	(22)	(16)	546
Equity in earnings of unconsolidated investment – Western	226	80	439
Total other income (deductions)	$ 1,067	$ (207)	$ 466